Finance Income and Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Finance income
Interest	$ 60.6	$ 52.3
Finance income	60.6	52.3
Finance expenses
Standby charges	2.1	2.3
Amortization of debt issue costs	0.4	0.5
Accretion of lease liabilities	0.1	0.1
Finance expenses	$ 2.6	$ 2.9